Goodwill and Other Intangible Assets (Schedule of Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Fiscal Years) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense
2012	¥ 212,190
2013	179,776
2014	136,009
2015	101,529
2016	¥ 73,126